Other long-term debt (Narrative) (Details) ¥ in Billions			6 Months Ended
	Mar. 14, 2016 USD ($)	Jan. 27, 2016 USD ($)	Jun. 30, 2016 USD ($)	Jun. 30, 2015 USD ($)	Feb. 01, 2016	Dec. 28, 2015 USD ($)	Dec. 28, 2015 CNY (¥)	Dec. 06, 2013 USD ($)	May 03, 2013 USD ($)
Debt Instrument [Line Items]
Repayments of other debt			$ 41,075,118	$ 6,925,120
May 2018 Senior Secured Notes due on May 3, 2018 at 13.25% [Member]
Debt Instrument [Line Items]
Debt issuance date			May 03, 2013
Debt instrument, aggregate principal amount									$ 200,000,000
Maturity date			May 03, 2018
Stated rate			13.25%
Effective interest rate			14.44%
Ownership rate			10.00%
Consolidated fixed charge coverage ratio			1.0		3.0
May 2018 Senior Secured Notes due on May 3, 2018 at 13.25% [Member] | Debt Instrument, Redemption, Period Four [Member]
Debt Instrument [Line Items]
Redemption price			103.3125%
May 2018 Senior Secured Notes due on May 3, 2018 at 13.25% [Member] | Debt Instrument, Redemption, Period Three [Member]
Debt Instrument [Line Items]
Redemption price			106.625%
May 2018 Senior Secured Notes due on May 3, 2018 at 13.25% [Member] | Debt Instrument, Redemption, Period One [Member]
Debt Instrument [Line Items]
Redemption price			100.00%
Percentage of principal redeemable			35.00%
Redemption terms
At any time prior to May 3, 2016, the Company may redeem up to 35% of the aggregate principal amount of the May 2018 Senior Secured Notes, in whole but not in part, at a redemption price equal to 100.0% of the principal amount of the May 2018 Senior Secured Notes plus the Applicable Premium as of, and accrued and unpaid interest, if any, to (but not including) the redemption date. “Applicable Premium” means with respect to any Note at any redemption date, the greater of (i) 1.00% of the principal amount of such Note and (ii) the excess of (A) the present value at such redemption date of the redemption price of such Note on May 3, 2016, plus all required remaining scheduled interest payments due on such Note through May 3, 2016 (but excluding accrued and unpaid interest to the redemption date), computed using a discount rate equal to the Adjusted Treasury Rate (as defined in the May 2018 Indenture) plus 100 basis points, over (B) the principal amount of such Note on such redemption date.

May 2018 Senior Secured Notes due on May 3, 2018 at 13.25% [Member] | Debt Instrument, Redemption, Period Two [Member]
Debt Instrument [Line Items]
Redemption price			113.25%
Percentage of principal redeemable			35.00%
Redemption terms
At any time prior to May 3, 2016, the Company may redeem up to 35% of the aggregate principal amount of the May 2018 Senior Secured Notes with the net cash proceeds of one or more sales of the Company's common shares in certain equity offerings, within a specified period after the equity offering, at a redemption price of 113.25% of the principal amount of the May 2018 Senior Secured Notes, plus accrued and unpaid interest, if any, to (but not including) the redemption date, provided that at least 65% of the aggregate principal amount of the May 2018 Senior Secured Notes remain outstanding after each such redemption.

June 2019 Senior Secured Notes due on June 6, 2019 at 13% [Member]
Debt Instrument [Line Items]
Debt issuance date			Dec. 06, 2013
Debt instrument, aggregate principal amount								$ 200,000,000
Maturity date			Jun. 06, 2019
Stated rate			13.00%
Effective interest rate			14.05%
Ownership rate			10.00%
Consolidated fixed charge coverage ratio			1.0		3.0
June 2019 Senior Secured Notes due on June 6, 2019 at 13% [Member] | Debt Instrument, Redemption, Period Four [Member]
Debt Instrument [Line Items]
Redemption price			103.25%
June 2019 Senior Secured Notes due on June 6, 2019 at 13% [Member] | Debt Instrument, Redemption, Period Three [Member]
Debt Instrument [Line Items]
Redemption price			106.50%
June 2019 Senior Secured Notes due on June 6, 2019 at 13% [Member] | Debt Instrument, Redemption, Period One [Member]
Debt Instrument [Line Items]
Redemption price			100.00%
Redemption terms
At any time prior to June 6, 2017, the Company may at its option redeem the June 2019 Senior Secured Notes, in whole but not in part, at a redemption price equal to 100.0% of the principal amount of the June 2019 Senior Secured Notes plus the Applicable Premium as of, and accrued and unpaid interest, if any, to (but not including) the redemption date. “Applicable Premium” means with respect to any Note at any redemption date, the greater of (i) 1.00% of the principal amount of such Note and (ii) the excess of (A) the present value at such redemption date of the redemption price of such Note on June 6, 2017, plus all required remaining scheduled interest payments due on such Note through June 6, 2017 (but excluding accrued and unpaid interest to the redemption date), computed using a discount rate equal to the Adjusted Treasury Rate (as defined in the June 2019 Indenture) plus 100 basis points, over (B) the principal amount of such Note on such redemption date.

June 2019 Senior Secured Notes due on June 6, 2019 at 13% [Member] | Debt Instrument, Redemption, Period Two [Member]
Debt Instrument [Line Items]
Redemption price			113.00%
Percentage of principal redeemable			35.00%
Redemption terms
At any time prior to June 6, 2017, the Company may redeem up to 35% of the aggregate principal amount of the June 2019 Senior Secured Notes with the net cash proceeds of one or more sales of the Company's common shares in certain equity offerings, within a specified period after the equity offering, at a redemption price of 113% the principal amount of the June 2019 Senior Secured Notes issued on December 6, 2013, plus accrued and unpaid interest, if any, to (but not including) the redemption date, provided that at least 65% of the aggregate principal amount of the June 2019 Senior Secured Notes issued on December 6, 2013 remain outstanding after each such redemption.

Corporate bonds due in December 28, 2020 at 7.5% [Member]
Debt Instrument [Line Items]
Debt issuance date			Dec. 28, 2015
Debt instrument, aggregate principal amount						$ 154,000,000
Maturity date			Dec. 28, 2020
Corporate bonds due in December 28, 2020 at 7.5% [Member] | CNY [Member]
Debt Instrument [Line Items]
Debt instrument, aggregate principal amount | ¥							¥ 1
Corporate bonds due on December 28, 2020 at 7.5% [Member]
Debt Instrument [Line Items]
Maturity date			Dec. 28, 2020
Stated rate			7.50%
Corporate bonds due in January 27, 2021 at 7.47% [Member]
Debt Instrument [Line Items]
Debt issuance date		Jan. 27, 2016
Debt instrument, aggregate principal amount		$ 107,000,000
Maturity date		Jan. 27, 2021
Stated rate		7.47%
Corporate bonds due in March 14, 2021 at 7.09% [Member]
Debt Instrument [Line Items]
Debt issuance date	Mar. 14, 2016
Debt instrument, aggregate principal amount	$ 77,000,000
Maturity date	Mar. 14, 2021
Stated rate	7.09%